KIRKLAND & ELLIS LLP

PARTNERSHIPS INCLUDING PROFESSIONAL CORPORATIONS

333 West Wolf Point Plaza

Chicago, Illinois 60654

MacCary M. Laban

To Call Writer Directly:

(312) 856-5459

February 12, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Kirr, Marbach Partners Value Fund (Registration Nos. 333-65829; 811-9067)

Dear Ladies and Gentlemen:

In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment No. 40 to the Fund’s Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1933, as amended (the “Act”), in accordance with Rule 497(j) under the Act, we hereby provide you with notice that (i) the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund’s Post-Effective Amendment No. 40, and (ii) the text of the Fund’s Post-Effective Amendment No. 40 was filed electronically on January 28, 2025 (with an effective date of January 28, 2025).

Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours,

KIRKLAND & ELLIS LLP

/s/ MacCary M. Laban
MacCary M. Laban